Exhibit 99.16

Client Name:	JP Morgan Chase Bank, N.A
Client Project Name:	JPMMT 2019-INV2
Start - End Dates:	2/2017 TO 1/2019
Deal Loan Count:	8

Rating Agency ATR QM Data Fields

Loans in Report:	8

Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
301200707	ATR/QM: Not Applicable	No	Yes	XXXXXX	Not Applicable	No	No	0	XXXXXX	4.875	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301200710	ATR/QM: Not Applicable	No	Yes	XXXXXX	Not Applicable	No	No	0	XXXXXX	5.125	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301037556	ATR/QM: Not Applicable	No	Yes	XXXXXX	Not Applicable	No	No	0	XXXXXX	5.3751	Employed	Employed	Permanent Resident Alien	U.S. Citizen	No	0
301066731	ATR/QM: Not Applicable	No	Yes	XXXXXX	Not Applicable	Yes	No	0	XXXXXX	5.875	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301148447	ATR/QM: Exempt	No	Yes	XXXXXX	Not Applicable	Yes	No	0	XXXXXX	5.9901	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301117240	ATR/QM: Not Applicable	No	Yes	XXXXXX	Not Applicable	Yes	No	0	XXXXXX	5.6251	Employed	(No Data)	U.S. Citizen	(No Data)	No	0
301153937	ATR/QM: Not Applicable	No	Yes	XXXXXX	Not Applicable	No	No	0	XXXXXX	5.125	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0
301084579	ATR/QM: Exempt	No	Yes	XXXXXX	Not Applicable	No	No	0	XXXXXX	5.125	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0

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